CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - UNAUDITED (Q2) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BALANCE at Dec. 31, 2015	$ 100,176,859	$ 12,000	$ 5,806,477	$ 82,616,015	$ 12,094,488	$ (352,121)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	5,798,808				5,798,808
Other comprehensive loss	(650,119)
Exercise of stock options	803,957		89,556	714,401
Cash dividends on preferred stock	(1,022,000)				(1,022,000)
Stock option compensation expense	132,635			132,635
BALANCE at Dec. 31, 2016	105,240,140	12,000	5,896,033	83,463,051	16,871,296	(1,002,240)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	3,292,138				3,292,138
Other comprehensive loss	754,724					754,724
Issuance of common stock	32,934,676		1,840,000	31,094,676
Issuance of stock grants	31,791		1,511	30,280
Exercise of stock options	4,625,012		481,717	4,143,295
Cash dividends on preferred stock	(195,000)				(195,000)
Redemption of preferred stock	(12,000,000)	(12,000)		(11,988,000)
Stock option compensation expense	50,530			50,530
BALANCE at Jun. 30, 2017	134,734,011	0	8,219,261	106,793,832	19,968,434	(247,516)
BALANCE at Dec. 31, 2016	105,240,140	12,000	5,896,033	83,463,051	16,871,296	(1,002,240)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	5,015,064				5,015,064
Other comprehensive loss	1,406
Issuance of common stock	32,934,676		1,840,000	31,094,676
Issuance of stock grants	31,791		1,511	30,280
Exercise of stock options	4,885,646		506,923	4,378,723
Cash dividends on preferred stock	(195,000)				(195,000)
Redemption of preferred stock	(12,000,000)	(12,000)		(11,988,000)
Stock option compensation expense	97,966			97,966
BALANCE at Dec. 31, 2017	205,851,840	$ 0	11,152,561	174,008,753	21,888,575	(1,198,049)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	7,346,326				7,346,326
Other comprehensive loss	(1,767,718)					(1,767,718)
Issuance of common stock	34,731,922		1,458,981	33,272,941
Issuance of stock grants	9,062		394	8,668
Exercise of stock options	1,070,917		92,645	978,272
Stock option compensation expense	244,228			244,228
BALANCE at Jun. 30, 2018	$ 247,486,577		$ 12,704,581	$ 208,512,862	$ 29,234,901	$ (2,965,767)